Prepaids and Other Current Assets (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaids and Other Current Assets
Note 3. Prepaids and Other Current Assets
Prepaids and other current assets consisted of the following:

(in thousands)	September 30, 2024	December 31, 2023
Prepaid launch costs, current	$—	$1,260
Prepaid research and development	1,655	2,415
Prepaid insurance and other assets	2,532	4,838
Total	$4,187	$8,513

As of September 30, 2024 and December 31, 2023, the non-current portion of prepaid launch costs recorded in other non-current assets was approximately $1.0 million and $0.4 million, respectively.

Note 3. Prepaids and Other Current Assets
Prepaids and other current assets consisted of the following:

(in thousands)	December 31, 2023	December 31, 2022
Prepaid launch costs, current	$1,260	$3,000
Prepaid research and development	2,415	2,841
Prepaid insurance and other assets	4,838	4,332
Total	$8,513	$10,173

As of December 31, 2023 and 2022, the non-current portion of prepaid launch costs recorded in other non-current assets was approximately $0.4 million and $4.4 million, respectively.